General and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Business And Basis Of Presentation [Line Items]
Date of incorporation	Nov. 26, 2010
Advertising expense	$ 2.0	$ 2.0	$ 2.1
Number of reportable segment	1
Period for maturity of investments considered to be cash equivalents	3 months
Repairs and maintenance expenses	9.1	6.2	6.0
Net foreign exchange gains (losses)	1.9	(0.3)	0.3
Self-insured retention	7.3	7.9
Insurance	7.3	7.9
Increase in insurance reserve	10.00%
Decrease in pre-tax earnings	(0.7)
Maximum [Member]
Business And Basis Of Presentation [Line Items]
Self-insured retention	$ 0.5